Acquisitions and Deconsolidation of Subsidiary (Details 4) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Sep. 12, 2012 Digital Communications [Member]
Summary of results of operations of Digital
Revenue	$ 1,159,000	$ 1,691,956
Gross margin		139,675
Loss from operations	260,000	(473,918)
Interest expense		(251,412)
Net loss		$ (725,330)